Schedule of contractual maturities of financial liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Non-interest bearing
Trade and other payables	4,020,235	1,991,536
Interest bearing fixed rate
Financial liability host debt
Lease liability, interest rate	3.50%	3.50%
Lease liability	$ 102,956	$ 217,187
Total non derivative	4,123,191	2,208,723
Derivative
Derivative liability
Total Derivative	4,123,191	2,208,723
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-interest bearing
Trade and other payables	4,020,235	1,991,536
Interest bearing fixed rate
Financial liability host debt
Lease liability	102,956	135,680
Total non derivative	4,123,191	2,127,216
Derivative
Derivative liability
Total Derivative	4,123,191	2,127,216
Between 1 and 2 Years [Member]
IfrsStatementLineItems [Line Items]
Non-interest bearing
Trade and other payables
Interest bearing fixed rate
Financial liability host debt
Lease liability		46,240
Total non derivative		46,240
Derivative
Derivative liability
Total Derivative		46,240
Between 2 and 5 Years [Member]
IfrsStatementLineItems [Line Items]
Non-interest bearing
Trade and other payables
Interest bearing fixed rate
Financial liability host debt
Lease liability		35,267
Total non derivative		35,267
Derivative
Derivative liability
Total Derivative		$ 35,267